PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2012	2011

Premises:
Land	$7,226,252	$7,226,252
Buildings and improvements	15,697,160	15,729,044
Equipment	6,954,110	6,344,642
Construction in progress	11,473	227,414
	29,888,995	29,527,352
Less accumulated depreciation and amortization	7,646,157	6,536,911
	$22,242,838	$22,990,441